Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 150,089	¥ 0	¥ 33,553
Intangible assets subject to amortization acquired	403,938	386,626
Intangible assets not subject to amortization acquired	46	2
Impairment of intangible assets	14,353	15,042	5,151
Software
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 335,848	¥ 327,752
Weighted average amortization periods of intangible assets subject to amortization, years	6 years	6 years
Customer relationships
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 68,010	¥ 53,885
Weighted average amortization periods of intangible assets subject to amortization, years	16 years	13 years
Operating Segments | Customer business | Asset Management & Investor Services Business Group
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 117,701
Operating Segments | Customer business | Asset Management & Investor Services Business Group | First Sentier Investors
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	109,933		¥ 33,553
Operating Segments | Customer business | Global Commercial Banking Business Group
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	32,388
Operating Segments | Customer business | Global Commercial Banking Business Group | PT Mandala Multifinance Tbk
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 32,388